Fair Value Measurement (Tables)	12 Months Ended
Dec. 31, 2014
Fair Value Disclosures [Abstract]
Assets Measured at Fair Value

Assets measured at fair value are summarized below.

Fair Value Measurements at December 31, 2014 Using:
	(Level 1)	(Level 2)	(Level 3)
Assets measured at fair value on a recurring basis:
U.S. Treasury securities and obligations of U.S. Government agencies	$—	$42,902	$—
Obligations of states and political subdivisions	—	88,021	—
Mortgage-backed securities in government sponsored entities	—	66,442	—
Equity securities in financial institutions	—	540	—
Fair value swap asset	—	1,721	—
Fair value swap liability	—	1,721	—

Assets measured at fair value on a nonrecurring basis:
Impaired Loans	$—	$—	$10,126
Other Real Estate Owned	—	—	560

Fair Value Measurements at December 31, 2013 Using:
	(Level 1)	(Level 2)	(Level 3)
Assets measured at fair value on a recurring basis:
U.S. Treasury securities and obligations of U.S. Government agencies	$—	$51,560	$—
Obligations of states and political subdivisions	—	80,625	—
Mortgage-backed securities in government sponsored entities	—	66,979	—
Equity securities in financial institutions	—	449	—
Fair value of swap asset	—	286	—
Fair value of swap liability	—	286	—

Assets measured at fair value on a nonrecurring basis:
Impaired Loans	$—	$—	$15,548
Other Real Estate Owned	—	—	173

Quantitative Information about Level 3 Fair Value Measurements

The following tables presents quantitative information about the Level 3 significant unobservable inputs for assets and liabilities measured at fair value on a nonrecurring basis at December 31, 2014 and 2013.

Quantitative Information about Level 3 Fair Value Measurements
December 31, 2014	Fair Value	Valuation Technique	Unobservable Input	Range
Impaired loans	$10,126	Appraisal of collateral	Appraisal adjustments	10% -30%
			Liquidation expense	0% - 10%
			Holding period	0 -30 months
		Discounted cash flows	Discount rates	3.8% - 8.0%
Other real estate owned	$560	Appraisal of collateral	Appraisal adjustments	10% - 30%
			Liquidation expense	0% - 10%

Quantitative Information about Level 3 Fair Value Measurements
December 31, 2013	Fair Value	Valuation Technique	Unobservable Input	Range
Impaired loans	$15,548	Appraisal of collateral	Appraisal adjustments	10% - 30%
			Liquidation expense	0% - 10%
			Holding period	0 - 30 months
		Discounted cash flows	Discount rates	2% - 8.5%
Other real estate owned	$173	Appraisal of collateral	Appraisal adjustments	10% - 30%
			Liquidation expense	0% - 10%

Carrying Amount and Fair Values of Financial Instruments

The carrying amount and fair value of financial instruments were as follows.

December 31, 2014	Carrying Amount	Total Fair Value	Level 1	Level 2	Level 3
Financial Assets:
Cash and due from financial institutions	$29,858	$29,858	$29,858	$—	$—
Securities available for sale	197,905	197,905	—	197,905	—
Loans, held for sale	2,410	2,410	2,410	—	—
Loans, net of allowance for loan losses	900,589	908,118	—	—	908,118
Other securities	12,586	12,586	12,586	—	—
Bank owned life insurance	19,637	19,637	19,637	—	—
Accrued interest receivable	3,852	3,852	3,852	—	—
Swap asset	1,721	1,721	—	1,721	—

Financial Liabilities:
Nonmaturing deposits	748,948	748,948	748,948	—	—
Time deposits	219,970	221,263	—	—	221,263
Federal Home Loan Bank advances	65,200	65,399	—	—	65,399
Securities sold under agreement to repurchase	21,613	21,613	21,613	—	—
Subordinated debentures	29,427	24,688	—	—	24,688
Accrued interest payable	126	126	126	—	—
Swap liability	1,721	1,721	—	1,721	—

December 31, 2013	Carrying Amount	Total Fair Value	Level 1	Level 2	Level 3
Financial Assets:
Cash and due from financial institutions	$34,186	$34,186	$34,186	$—	$—
Securities available for sale	199,613	199,613	—	199,613	—
Loans, held for sale	438	438	438	—	—
Loans, net of allowance for loan losses	844,713	861,252	—	—	861,252
Other securities	15,424	15,424	15,424	—	—
Bank owned life insurance	19,145	19,145	19,145	—	—
Accrued interest receivable	3,881	3,881	3,881	—	—
Fair value swap asset	286	286	—	286	—

Financial Liabilities:
Nonmaturing deposits	706,126	706,126	706,126	—	—
Time deposits	236,349	237,837	—	—	237,837
Federal Home Loan Bank advances	37,726	38,767	—	—	38,767
Securities sold under agreement to repurchase	20,053	20,053	20,053	—	—
Subordinated debentures	29,427	20,605	—	—	20,605
Accrued interest payable	156	156	156	—	—
Fair value swap liability	286	286	—	286	—